UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2016	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Common Stock (51.8%)
United States (51.8%)
Aerospace & Defense (0.7%)
Boeing	160	$21
Raytheon	100	14

		35

Automotive (0.7%)
Cooper-Standard Holding*	400	35

Automotive Retail (1.0%)
Murphy USA*	600	46

Banks (1.3%)
Central Pacific Financial	1,100	27
United Financial Bancorp	1,800	24
Wells Fargo	300	14

		65

Biotechnology (0.4%)
Amgen	100	17

Chemicals (0.4%)
Stepan	300	19

Commercial Services (0.5%)
Sykes Enterprises*	800	24

Computers & Services (1.8%)
Apple	200	21
EMC	1,500	42
Hewlett Packard Enterprise	700	15
HP	700	10

		88

Drug Retail (0.3%)
CVS Health	170	16

Electrical Services (8.0%)
American Electric Power	400	28
Consolidated Edison	700	56
Edison International	900	70
Entergy	800	65
Exelon	700	26
FirstEnergy	1,200	42
Public Service Enterprise Group	1,600	73
SCANA	400	30

		390

Environmental & Facilities Services (1.7%)
Republic Services, Cl A	1,300	67
Waste Management	300	20

		86

Financial Services (0.4%)
Capital One Financial	300	20

Food, Beverage & Tobacco (2.7%)
Dr Pepper Snapple Group	700	69
Sanderson Farms	200	17
Tyson Foods, Cl A	600	44

		131

General Merchandise Stores (2.0%)
Target	1,300	98

	Shares	Value (000)
Health Care Distributors (1.2%)
Cardinal Health	700	$58

Health Care Facilities (0.8%)
HCA Holdings*	500	39

Health Care Services (0.5%)
Quest Diagnostics	300	26

Insurance (3.9%)
Aetna	170	20
Allstate	170	12
Anthem	100	13
Berkshire Hathaway, Cl B*	300	43
Chubb	140	18
CIGNA	170	22
Travelers	560	65

		192

IT Consulting & Other Services (1.6%)
International Business Machines	500	80

Machinery (1.3%)
Deere	800	62

Mortgage REIT’s (2.5%)
Annaly Capital Management	5,100	56
Starwood Property Trust	2,600	57
Two Harbors Investment	900	8

		121

Multimedia (0.9%)
Viacom, Cl B	1,000	45

Office REIT’s (0.8%)
Franklin Street Properties	2,100	27
Government Properties Income Trust	400	9

		36

Paper Packaging (0.4%)
Bemis	400	20

Petroleum & Fuel Products (0.9%)
Exxon Mobil	250	22
Lukoil PJSC ADR	500	22

		44

Pharmaceuticals (7.4%)
AbbVie	200	13
Johnson & Johnson	1,000	125
Merck	1,500	88
Pfizer	3,700	137

		363

Retail (3.2%)
Brinker International	500	24
Kohl’s	800	33
Kroger	400	14
Macy’s	300	11
Wal-Mart Stores	1,000	73

		154

Semi-Conductors/Instruments (0.9%)
Intel	800	28
QUALCOMM	240	15

		43

Schedule of Investments July 31, 2016	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Steel & Steel Works (0.5%)
Kaiser Aluminum	300	$25

Telephones & Telecommunications (3.1%)
AT&T	1,300	56
Cisco Systems	1,300	40
Verizon Communications	1,000	56

		152

Total Common Stock
(Cost $2,306)		2,532

Foreign Common Stock (44.5%)
Australia (0.7%)
Dexus Property Group	4,700	35

Austria (0.2%)
EVN	900	11

Bermuda (2.7%)
Axis Capital Holdings	400	22
Endurance Specialty Holdings	200	13
Everest Re Group	300	57
RenaissanceRe Holdings	130	15
Validus Holdings	400	20

		127

Canada (5.3%)
Bank of Montreal	300	19
Bank of Nova Scotia	400	20
Canadian Imperial Bank of Commerce	500	38
Canadian Tire, Cl A	400	42
Metro, Cl A	700	25
National Bank of Canada	600	21
Power Financial	500	12
Rogers Communications, Cl B	600	27
Royal Bank of Canada	300	18
Toronto-Dominion Bank	1,000	44

		266

China (0.7%)
China Resources Power Holdings	4,000	7
Shenzhen Expressway, Cl H	28,000	26
Yingde Gases Group	16,000	6

		39

Denmark (0.1%)
Spar Nord Bank	900	7

France (1.7%)
Atos	450	44
Sanofi	200	17
Thales	160	15
Total	140	7

		83

Germany (1.7%)
Muenchener Rueckversicherungs	130	22
Siemens	360	39
Talanx	900	27

		88

Guernsey (0.5%)
Amdocs	400	23

Hong Kong (1.7%)
BOC Hong Kong Holdings	3,500	11

	Shares	Value (000)
Hong Kong (continued)
China Mobile	1,500	$19
CLP Holdings	5,000	52

		82

Hungary (0.3%)
Magyar Telekom Telecommunications	9,100	15

Israel (0.5%)
Paz Oil	150	25

Japan (8.9%)
Ashikaga Holdings	5,000	17
Astellas Pharma	2,200	37
Canon Electronics	1,300	20
Doutor Nichires Holdings	1,900	37
Fuji Oil	900	20
Geo Holdings	1,600	23
Heiwa	1,100	23
Hogy Medical	300	20
Japan Airlines	1,100	34
KDDI	500	15
Mitsubishi Tanabe Pharma	900	17
Nippon Flour Mills	4,000	29
Nippon Telegraph & Telephone	1,600	77
NTT DOCOMO	600	16
Osaka Gas	2,000	8
SKY Perfect JSAT Holdings	2,100	9
Sumitomo Osaka Cement	6,000	29

		431

Malaysia (0.2%)
AMMB Holdings	9,700	10

Netherlands (1.0%)
Koninklijke Ahold Delhaize	753	18
Royal Dutch Shell, Cl B	1,100	29

		47

New Zealand (1.4%)
Fletcher Building	5,100	36
SKY Network Television	5,700	20
Spark New Zealand	6,100	17

		73

Norway (0.4%)
Salmar	200	6
Yara International	500	16

		22

Poland (0.2%)
PGE	3,200	10

Singapore (2.7%)
DBS Group Holdings	4,100	47
Mapletree Industrial Trust	19,700	27
Singapore Airlines	2,900	24
Venture	4,500	30

		128

South Africa (1.0%)
Astral Foods	1,600	14
Lewis Group	2,800	9

Schedule of Investments July 31, 2016	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
South Africa (continued)
Vodacom Group	2,100	$24

		47

South Korea (3.7%)
KB Financial Group	400	13
Kia Motors	600	23
Korea Electric Power	1,100	60
Korean Reinsurance	1,000	11
KT&G	200	22
SK Telecom	250	51

		180

Switzerland (1.4%)
Allreal Holding	100	15
BKW	500	23
Valiant Holding	300	29

		67

Taiwan (1.8%)
China Synthetic Rubber	24,000	17
Greatek Electronics	16,000	20
Hon Hai Precision Industry	14,704	40
King’s Town Bank	14,000	10

		87

Thailand (1.0%)
PTT	3,000	28
Ratchaburi Electricity	12,200	18

		46

Turkey (0.6%)
Cimsa Cimento Sanayi VE Ticaret	3,300	16
TAV Havalimanlari Holding	2,300	9

		25

United Kingdom (4.1%)
BAE Systems	6,700	47
BP	3,400	19
Direct Line Insurance Group	6,100	28
GlaxoSmithKline	500	11
Imperial Brands	500	26
J D Wetherspoon	1,900	21
J Sainsbury	9,000	27
Tate & Lyle	2,200	21

		200

Total Foreign Common Stock
(Cost $2,177)		2,174

Preferred Stock (1.0%)
Brazil (0.3%)
Cia Paranaense de Energia	1,400	14

South Korea (0.7%)
Samsung Electronics, Cl Preference	30	34

Total Preferred Stock
(Cost $45)		48

	Face Amount (000)	Value (000)
Repurchase Agreement (1.9%)
Morgan Stanley 0.150%, dated 07/29/16, to be repurchased on 08/01/16, repurchase price $96 (collateralized by various US Treasury Notes, par values ranging from $1 - $94, 0.875% - 1.750%, 06/15/17 - 02/28/22 with total market value $97)	$96	$96

Total Repurchase Agreement
(Cost $96)		96

Total Investments — 99.2%
(Cost $4,624)†		$4,850

Percentages are based on Net Assets of $ 4,891 (000).

*	Non-income producing security.

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $4,624 (000), and the unrealized appreciation and depreciation were $442 (000) and $(216) (000), respectively.

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

PJSC — Public Joint Stock Company

Schedule of Investments July 31, 2016	(Unaudited)

The following is a list of the level of inputs used as of July 31, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
United States	$2,532	$—	$—	$2,532
Total Common Stock	2,532	—	—	2,532
Foreign Common Stock
Australia	35	—	—	35
Austria	11	—	—	11
Bermuda	127	—	—	127
Canada	266	—	—	266
China	39	—	—	39
Denmark	7	—	—	7
France	83	—	—	83
Germany	88	—	—	88
Guernsey	23	—	—	23
Hong Kong	82	—	—	82
Hungary	15	—	—	15
Israel	—	25	—	25
Japan	431	—	—	431
Malaysia	10	—	—	10
Netherlands	47	—	—	47
New Zealand	73	—	—	73
Norway	22	—	—	22
Poland	10	—	—	10
Singapore	128	—	—	128
South Africa	47	—	—	47
South Korea	180	—	—	180
Switzerland	67	—	—	67
Taiwan	87	—	—	87
Thailand	46	—	—	46
Turkey	25	—	—	25
United Kingdom	200	—	—	200
Total Foreign Common Stock	2,149	25	—	2,174

Preferred Stock	48	—	—	48
Repurchase Agreement	—	96	—	96

Total Investments in Securities	$4,729	$121	$—	$4,850

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended July 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-005-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016